Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Apr. 30, 2025	Apr. 30, 2024
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Accrued expenses	[1]	$ 5,028,292	$ 5,853,795
Board compensation payable		299,595	363,726
Other payable		918,048	868,635
Accrued expenses and other liabilities		7,198,116	7,086,156
Third-Party [Member]
Schedule of Accrued Expenses and Other Liabilities [Line Items]
Due to a third-party	[2]	$ 952,181

[1]	The balance represented accrued contract expenses.
[2]	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024 (Detail see Note 9).